========================
                                                       OMB APPROVAL
                                                       ========================
                                                       OMB Number: 3235-0570

                                                       Expires: October 31, 2006

                                                       Estimated average burden
                                                       hours per response: 19.3
                                                       ========================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09000
                                   ---------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


3100 Tower Boulevard, Suite 700       Durham, North Carolina      27707
--------------------------------------------------------------------------------
          (Address of principal executive offices)              (Zip code)

                               Larry D. Coats, Jr.

Oak Value Capital Management, Inc. 3100 Tower Blvd., Suite 700 Durham, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                    ----------------------------

Date of fiscal year end:         June 30, 2004
                         -----------------------------

Date of reporting period:        June 30, 2004
                          -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




                                 ANNUAL REPORT

                                 JUNE 30, 2004



                               [GRAPHIC OMITTED]

                                 OAK VALUE FUND



                              WWW.OAKVALUEFUND.COM

LETTER TO SHAREHOLDERS                                               August 2004
================================================================================

Dear Fellow Oak Value Fund
Shareholders:

================================================================================
                               AVERAGE ANNUAL
                     RETURNS FOR PERIODS ENDED 6/30/04
                               OAK VALUE         S&P 500
                                  FUND            INDEX
--------------------------------------------------------------------------------
One Year                        + 13.5%          + 19.1%
Three Years                      - 1.1%           - 0.7%
Five Years                       + 1.9%           - 2.2%
Ten Years                       + 12.4%          + 11.8%
Inception (1/18/93)             + 12.4%          + 10.8%

Average annualized return shown for all periods longer than one year. Returns do not reflect the deduction of taxes that a taxable shareholder would pay on Fund distributions or the sale of Fund shares.
================================================================================

The operating information and results for the Oak Value Fund (the "Fund") for its fiscal year ended June 30, 2004 are presented in the pages that follow. Over the shorter time frames, the Fund has recently trailed its performance benchmark, while maintaining a lead for periods longer than five years. During the most recent fiscal year, the Fund achieved a solid gain in its net asset value per share in the absolute, though as indicated the percentage increase trailed that of the S&P 500 Index over the same time period.

We remind shareholders that we attribute no particular significance to any particular twelve month period, a horizon that is decidedly shorter than the multi-year framework in which we evaluate existing and potential investments. Nonetheless, in the MANAGEMENT DISCUSSION AND ANALYSIS that follows this letter, we provide a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its latest fiscal year. Whatever is happening - good or bad - to reported performance, driven by changes in stock prices, we remain focused on making our best evaluation of the intrinsic value of the underlying businesses of portfolio companies. It is based on this assessment that we make portfolio judgments in order to best shepherd the capital entrusted to us by Fund shareholders.

The stock market began its most recent rebound and posted its strongest three months of 2003 during the second calendar quarter of last year, just before the start of the Fund's fiscal year covered in this report. Since that time, persistently high broad market valuations, in general, have made finding actionable new ideas more challenging. In fact, the sell activity for the past year largely reflects the fact that a few Fund portfolio positions have reached our price targets. At the same time, we have added three companies to the Fund portfolio. Notably, overall portfolio turnover remains well below industry norms.

It remains our view that the broad market continues to provide both its share of challenges and a reasonable helping of opportunities. Several sizable Fund portfolio commitments (such as cable, media, beverages, and insurance) have in our view yet to see the intrinsic values inherent in their underlying businesses accurately reflected in their stock prices. Therefore, we remain optimistic about prospective long term results, if stock prices broadly track portfolio companies' business progress over time. We of course provide no guarantees with respect to prospective returns.

We continue to advise Fund shareholders to maintain both modest return expectations and cautious optimism about the Fund's investment portfolio.
Particularly over shorter time horizons, we often note that "whatever can happen, will happen." Fund and equity market returns will remain volatile, likely including periods of negative performance. On average and over the long term, we expect a commitment to proven investment principles to continue to yield capital appreciation.

We would like to take this opportunity to thank you for your continued interest and Fund share ownership, and welcome your questions and comments. Please feel free to write us at 3100 Tower Boulevard, Suite 700, Durham, NC 27707, or email to info@oakvalue.com. We encourage shareholders to visit the Fund's website at www.oakvaluefund.com for various periodic commentaries that we make available, such as the Investment Adviser's Review and our most recently published comments on Berkshire Hathaway, "CASH HAPPENS: THE EMERGENCE OF `MEGAREALBUCK$' AT BERKSHIRE HATHAWAY."

We are appreciative of the commitment from our long term shareholders and hope to reward that patience over time with returns that are both respectable in the absolute and competitive with alternatives.

Oak Value Fund Co-Managers,

/s/ David R. Carr, Jr.      /s/ Larry D. Coats, Jr.      /s/ Matthew F. Sauer

David R. Carr, Jr.          Larry D. Coats, Jr.          Matthew F. Sauer
Co-Manager                  Co-Manager                   Co-Manager

NOTE: Please see the IMPORTANT INFORMATION section of this report below for disclosure that applies to both this letter and the Management Discussion and Analysis that follows.

IMPORTANT INFORMATION

THIS MANAGEMENT DISCUSSION AND ANALYSIS SEEKS TO DESCRIBE SOME OF THE OAK VALUE FUND (THE "FUND") MANAGERS' CURRENT VIEWS OF THE MARKET THAT SHAREHOLDERS MAY FIND RELEVANT AND TO PROVIDE A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LATEST FISCAL YEAR.

ANY LISTING OR DISCUSSION OF SPECIFIC SECURITIES IS INTENDED TO HELP SHAREHOLDERS UNDERSTAND THE FUND'S INVESTMENT STRATEGIES AND/OR FACTORS THAT INFLUENCED THE FUND'S INVESTMENT PERFORMANCE, AND SHOULD NOT BE REGARDED AS A RECOMMENDATION OF ANY SECURITY. WE BELIEVE WE HAVE A REASONABLE BASIS FOR ANY OPINIONS EXPRESSED, THOUGH ACTUAL RESULTS MAY DIFFER, SOMETIMES SIGNIFICANTLY SO, FROM THOSE WE EXPECT AND EXPRESS. STATEMENTS REFERRING TO FUTURE ACTIONS OR EVENTS, SUCH AS THE FUTURE FINANCIAL PERFORMANCE OR ONGOING BUSINESS STRATEGIES OF THE COMPANIES IN WHICH THE FUND INVESTS, ARE BASED ON THE CURRENT EXPECTATIONS AND PROJECTIONS ABOUT FUTURE EVENTS PROVIDED BY VARIOUS SOURCES, INCLUDING COMPANY MANAGEMENT. THESE STATEMENTS ARE NOT GUARANTEES OF FUTURE PERFORMANCE, AND ACTUAL EVENTS AND RESULTS MAY DIFFER MATERIALLY FROM THOSE DISCUSSED HEREIN.

ANY OPINIONS AND VIEWS EXPRESSED RELATED TO THE PROSPECTS OF ANY INDIVIDUAL FUND PORTFOLIO HOLDINGS OR GROUPING THEREOF OR OF THE FUND ITSELF ARE "FORWARD LOOKING STATEMENTS" WHICH MAY OR MAY NOT PROVE TO BE ACCURATE OVER THE LONG TERM WHEN VIEWED FROM THE PERSPECTIVE OF HINDSIGHT. FORWARD LOOKING STATEMENTS CAN BE IDENTIFIED BY WORDS, PHRASES, AND EXPRESSIONS SUCH AS "BELIEVE," "EXPECT," "ANTICIPATE," "IN OUR VIEW," "IN OUR OPINION," OR SIMILAR TERMINOLOGY WHEN DISCUSSING PROSPECTS FOR PARTICULAR FUND PORTFOLIO COMPANIES OR GROUPINGS OF COMPANIES, AND/OR OF THE FUND ITSELF. WE CANNOT ASSURE FUTURE RESULTS OR PERFORMANCE. YOU SHOULD NOT PLACE UNDUE RELIANCE ON FORWARD LOOKING STATEMENTS, WHICH ARE EFFECTIVE ONLY AS OF THE DATE OF THIS REPORT. WE RECOGNIZE NO OBLIGATION TO UPDATE OR ALTER SUCH FORWARD LOOKING STATEMENTS, WHETHER AS A RESULT OF CHANGES IN OUR OPINION OR ANALYSIS, SUBSEQUENT INFORMATION, FUTURE EVENTS, OR OTHER CIRCUMSTANCES.

ANY DISPLAYS DETAILING A SUMMARY OF HOLDINGS (E.G., TOP HOLDINGS, PURCHASES AND SALES, BUSINESS CATEGORY DISTRIBUTION, ETC.) ARE BASED ON THE FUND'S HOLDINGS ON JUNE 30, 2004 OR HELD DURING THE FISCAL YEAR ENDED JUNE 30, 2004. REFERENCES TO SECURITIES PURCHASED OR HELD ARE ONLY AS OF THE DATE OF THIS COMMUNICATION TO SHAREHOLDERS. ALTHOUGH THE FUND'S INVESTMENT ADVISER FOCUSES ON LONG-TERM INVESTMENTS, HOLDINGS ARE SUBJECT TO CHANGE.

THIS LETTER TO SHAREHOLDERS AND MANAGEMENT DISCUSSION AND ANALYSIS MAY INCLUDE STATISTICAL AND OTHER FACTUAL INFORMATION OBTAINED FROM THIRD-PARTY SOURCES. WE BELIEVE THOSE SOURCES TO BE ACCURATE AND RELIABLE; HOWEVER, WE ARE NOT RESPONSIBLE FOR ERRORS BY THEM ON WHICH WE REASONABLY RELY. IN ADDITION, OUR COMMENTS ARE INFLUENCED BY OUR ANALYSIS OF INFORMATION FROM A WIDE VARIETY OF SOURCES AND MAY CONTAIN SYNTHESES, SYNOPSES, OR EXCERPTS OF IDEAS FROM WRITTEN OR ORAL VIEWPOINTS PROVIDED TO US BY INVESTMENT, INDUSTRY, PRESS AND OTHER PUBLIC SOURCES ABOUT VARIOUS ECONOMIC, POLITICAL, CENTRAL BANK, AND OTHER SUSPECTED INFLUENCES ON INVESTMENT MARKETS.

ALTHOUGH OUR COMMENTS FOCUS ON THE MOST RECENT FISCAL YEAR, WE USE THIS PERSPECTIVE ONLY BECAUSE IT REFLECTS INDUSTRY CONVENTION AND REGULATORY
EXPECTATIONS AND REQUIREMENTS. THE FUND AND ITS INVESTMENT ADVISER DO NOT SUBSCRIBE TO THE NOTION THAT TWELVE-MONTH PERIODS OR OTHER SHORT-TERM PERIODS ARE EITHER APPROPRIATE FOR MAKING JUDGMENTS OR USEFUL IN SETTING LONG-TERM EXPECTATIONS FOR RETURNS FROM OUR, OR ANY OTHER, INVESTMENT STRATEGY. THE FUND AND ITS INVESTMENT ADVISER DO NOT SUBSCRIBE TO ANY PARTICULAR VIEWPOINT ABOUT CAUSES AND EFFECTS OF EVENTS IN THE BROAD CAPITAL MARKETS, OTHER THAN THAT THEY ARE NOT PREDICTABLE IN ADVANCE. SPECIFICALLY, NOTHING CONTAINED IN THE LETTER TO SHAREHOLDERS OR MANAGEMENT DISCUSSION AND ANALYSIS SHOULD BE CONSTRUED AS A FORECAST OF OVERALL MARKET MOVEMENTS, EITHER IN THE SHORT OR LONG TERM.

ANY HEADINGS, TITLES, SECTION DIVIDERS, QUOTATIONS, OR OTHER DEVICES USED HEREIN ARE PROVIDED FOR THE CONVENIENCE OF THE READER AND PURPOSES OF STYLE. THEY ARE NOT REQUIRED ELEMENTS OF THE PRESENTATION AND MAY OR MAY NOT BE APPLIED IDENTICALLY IN SIMILAR PUBLICATIONS OVER TIME. ANY REFERENCES AND/OR HYPERLINKS TO OTHER SOURCE MATERIAL OR WEB SITES CONTAINED IN THIS MATERIAL ARE PROVIDED FOR YOUR CONVENIENCE AND INFORMATION. WE DO NOT ASSUME ANY RESPONSIBILITY OR LIABILITY FOR ANY INFORMATION ACCESSED VIA LINKS TO OR REFERENCED IN THIRD PARTY LOCATIONS OR WEB SITES. THE EXISTENCE OF THESE LINKS AND REFERENCES IS NOT AN ENDORSEMENT, APPROVAL OR VERIFICATION BY US OF ANY CONTENT AVAILABLE ON ANY THIRD PARTY SITE. IN PROVIDING ACCESS TO OTHER WEB SITES, WE ARE NOT RECOMMENDING THE PURCHASE OR SALE OF THE STOCK ISSUED BY ANY COMPANY, NOR ARE WE ENDORSING PRODUCTS OR SERVICES MADE AVAILABLE BY THE SPONSOR OF ANY THIRD PARTY WEB SITE.

WE DO NOT ATTEMPT TO ADDRESS SPECIFICALLY HOW INDIVIDUAL SHAREHOLDERS HAVE FARED, SINCE SHAREHOLDERS ALSO RECEIVE ACCOUNT STATEMENTS SHOWING THEIR HOLDINGS AND TRANSACTIONS. INFORMATION CONCERNING THE PERFORMANCE OF THE FUND AND OUR RECOMMENDATIONS OVER THE LAST YEAR ARE AVAILABLE UPON REQUEST. YOU SHOULD NOT ASSUME THAT FUTURE RECOMMENDATIONS WILL BE AS PROFITABLE OR WILL EQUAL THE PERFORMANCE OF PAST RECOMMENDATIONS.

PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. ANY PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED ABOVE. PERFORMANCE DATA IS UPDATED MONTHLY AND IS AVAILABLE ON THE FUND'S WEBSITE AT WWW.OAKVALUEFUND.COM.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. TO OBTAIN A COPY OF THE OAK VALUE FUND'S PROSPECTUS PLEASE CALL 1-800-622-2474 OR DOWNLOAD A COPY AT WWW.OAKVALUEFUND.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. OAK VALUE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================
The Fund trailed its performance benchmark, the S&P 500 Index, by over 5% for the fiscal year ended June 30. Though they earned positive absolute results in their respective groupings, several of the Fund's individual holdings in the Consumer Discretionary and Financials sectors were the primary source of performance shortfall relative to the benchmark for the fiscal year. The Fund's zero exposure in the Energy and Materials sectors, which performed positively for the S&P 500 Index, also held relative performance back.

Though such matters are always subject to some level of interpretation, we believe the primary factors impacting market conditions during the Fund's most recent fiscal year were a handful of somewhat related items.

o Steady demand for, and concerns about supplies of, energy contributed to rising oil prices;

o while signs of global economic growth and associated price increases in other commodities also began to take center stage;

o and the combination of these two factors brought inflation back into focus as a concern of investors and policy makers.

The United States Federal Reserve brought these items into bold relief, indicating in late calendar 2003 that it would shift monetary policy toward a disposition to higher interest rates to check inflation. Its rhetorical signals having been anticipated for months by the markets, the Fed did finally in fact increase its target Fed Funds rate by 0.25% on June 30, the final day of the Fund's fiscal year. Interestingly, both the Fund and the overall stock market not only withstood but posted respectable results despite this climate of concern about rising inflation and interest rates, items that have not historically been good news for owners of financial assets.

A meaningful portion of the Fund's fiscal year performance shortfall relative to the benchmark is related to the Fund's absence of representation in the Energy and Materials sectors (and to a smaller degree Utilities). Simply earning benchmark performance in these areas would have moved the Fund's performance closer to that of the overall market. Given the inflation backdrop over the past year, particularly in oil prices, positive results in these market sectors are unsurprising. There will be various interim periods when these or other market sectors perform well, a fact which neither distresses us nor distracts us from our long term approach. Though lack of investment in these areas were a predictable short term drag on performance for the fiscal year, we believe long term returns will be superior in businesses that maintain more proprietary defensible competitive advantages.

Those businesses which are subject to the vagaries of the price of widely-available commodities they do not control, or are otherwise negatively impacted by competition are not, in our view, appropriate for allocations of the Fund shareholders' capital. In the same way, an under-representation in the Information Technology sector was a performance drag during the fiscal year. Ample returns were available from the tech sector, which we generally believe in aggregate is less predictable in terms of generating long term returns for shareholders. Our viewpoint that competitive advantage is the best predictor of long term results clearly cost the Fund some level of relative return in comparison to the market during the fiscal year. It nonetheless remains our

================================================================================
           PURCHASE/SALE ACTIVITY - TWELVE MONTHS ENDED JUNE 30, 2004
================================================================================
          POSITION
     (ADDED/ELIMINATED)         PRIMARY BUSINESS              S&P SECTOR
--------------------------------------------------------------------------------
                                   PURCHASED
--------------------------------------------------------------------------------
         AutoZone           Retail Automobile Parts            Consumer
         (2/04)                 and Accessories               Discretionary
--------------------------------------------------------------------------------
     Cadbury Schweppes
          (11/03)           Soft Drinks, Candy & Gum        Consumer Staples
--------------------------------------------------------------------------------
    Cox Communications            Cable TV and                  Consumer
         (9/03)              Communication Service            Discretionary
--------------------------------------------------------------------------------
                                      SOLD
--------------------------------------------------------------------------------
  Charter Communications        Entertainment &                  Consumer
         (2/04)               Information Services            Discretionary
--------------------------------------------------------------------------------
         Diebold             Electronic Transaction             Information
         (9/03)                    Machinery                     Technology
--------------------------------------------------------------------------------
    Interpublic Group           Advertising and                   Consumer
         (1/04)                Marketing Services              Discretionary
--------------------------------------------------------------------------------
  Medco Health Systems          Pharmacy Benefits
         (8/03)                     Management                   Heath Care
--------------------------------------------------------------------------------
      Walt Disney          Entertainment & Information            Consumer
         (2/04)                       /Media                    Discretionary
--------------------------------------------------------------------------------
         Waters                     Analytical                    Consumer
         (11/03)                    Instruments                 Discretionary
--------------------------------------------------------------------------------

view that it is the best course for us to navigate to achieve above average results over time.

While persistently high valuations in the overall market represent a challenge to the value-conscious investor, we believe we have found several high quality companies as replacement opportunities for the few portfolio sales we implemented during the fiscal year. Overall, the Fund's level of portfolio turnover has remained well below industry norms for many years (see the last entry on the Table on Page 12 for details).

The Fund's portfolio holdings are generally concentrated in the Consumer Discretionary and Financials sectors, with thirteen of twenty-two positions held at June 30, 2004 classified in those broad categories. These can be further broken down into various specific industries and sub-industries within these larger general groupings, including cable television, property/ casualty insurance, publishing, entertainment, financial guarantee insurance, and specialty retailers serving divergent consumer groups in selected product categories.

Viewed in this framework, we note various Fund investments in cable television, media & entertainment companies, and one new retailer (all

=======================================================================================
                      TOP TEN HOLDINGS AS OF JUNE 30, 2004
=======================================================================================
      COMPANY                  PRIMARY BUSINESS                     S&P SECTOR
=======================================================================================
Ambac Financial Group     Financial Guarantee Insurance              Financials
---------------------------------------------------------------------------------------
 Berkshire Hathaway      Reinsurance & Capital Allocation            Financials
---------------------------------------------------------------------------------------
 Cadbury Schweppes    Beverages & Confectionery Distribution    Consumer Discretionary
---------------------------------------------------------------------------------------
      Cendant          Travel, Hospitality & Mortgage Finance        Industrials
---------------------------------------------------------------------------------------
      Comcast           Entertainment & Information Services    Consumer Discretionary
---------------------------------------------------------------------------------------
Constellation Brands           Wine, Beer & Spirits                Consumer Staples
---------------------------------------------------------------------------------------
   E.W. Scripps           Entertainment & Information/Media     Consumer Discretionary
---------------------------------------------------------------------------------------
    Time Warner           Entertainment & Information/Media     Consumer Discretionary
---------------------------------------------------------------------------------------
    XL Capital             Property & Casualty Insurance               Financials
---------------------------------------------------------------------------------------
       Zale                    Fine Jewelry Retailing           Consumer Discretionary
---------------------------------------------------------------------------------------

grouped in the Consumer Discretionary sector relative to the S&P 500) also combined to account for a sizable percentage of the most recent fiscal year's shortfall compared to that benchmark. In the cable area, there has been a lot of news/noise in the marketplace with respect to market share, product pricing, and features in the consumer communications and entertainment market. Largely as a result of this market uncertainty, we have yet to be rewarded in any meaningful way for this portfolio commitment.

In a broad sense, we remain conscious of the risk that rising interest rates represent to common stock owners, and we allow for it in our analyses and valuation calculations. At the decision making level however, portfolio actions (buys and sells and the resulting portfolio construction) remain grounded in our independent evaluation of individual companies rather than based on a top-down "view" of the portfolio or the market as a whole. We have learned through experience that patience is often required for investment success to follow suit even when business progress is evident, as the two only occasionally move in lockstep.

We remain confident that the long term competitive positioning of the cable operators, retailers, and other businesses we have selected for the Fund portfolio remains solid, and we believe that their operational and financial success in the marketplace will ultimately follow. Whatever the short-term performance outcome, we also believe that our concentration on competitive analysis for portfolio companies remains the appropriate focus to guide long term allocation of capital in the Fund.


OAK VALUE FUND
PERFORMANCE INFORMATION (UNAUDITED)
=======================================================================================

                COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                  IN THE OAK VALUE FUND AND STANDARD & POOR'S 500 INDEX

[GRAPHIC OMITTED]


                   S&P 500 INDEX:                           OAK VALUE FUND:
                  ---------------                           ---------------

                      QTRLY                                     QTRLY
        DATE          RETURN      BALANCE         DATE          RETURN        BALANCE
        ----          ------      -------         ----          ------        -------
       06/30/94                 $  10,000        06/30/94                   $  10,000
       12/31/94        4.09%       10,409        12/31/94         2.07%        10,207
       06/30/95       20.21%       12,513        06/30/95        10.92%        11,321
       12/31/95       14.45%       14,321        12/31/95        16.15%        13,150
       06/30/96       10.10%       15,766        06/30/96        11.10%        14,609
       12/31/96       11.68%       17,609        12/31/96        16.10%        16,961
       06/30/97       20.61%       21,237        06/30/97        20.24%        20,394
       12/31/97       10.58%       23,483        12/31/97        14.52%        23,356
       06/30/98       17.71%       27,643        06/30/98        17.49%        27,441
       12/31/98        9.23%       30,195        12/31/98         1.22%        27,776
       06/30/99       12.38%       33,933        06/30/99         5.51%        29,307
       12/31/99        7.71%       36,548        12/31/99        -8.18%        26,908
       06/30/00       -0.42%       36,393        06/30/00         0.30%        26,989
       12/31/00       -8.72%       33,221        12/31/00        17.82%        31,797
       06/30/01       -6.70%       30,996        06/30/01         4.67%        33,284
       12/31/01       -5.56%       29,272        12/31/01        -4.92%        31,648
       06/30/02      -13.16%       25,420        06/30/02       -12.51%        27,689
       12/31/02      -10.30%       22,803        12/31/02       -13.52%        23,945
       06/30/03       11.76%       25,484        06/30/03        18.70%        28,422
       12/31/03       15.14%       29,344        12/31/03        11.30%        31,633
       06/30/04        3.44%       30,354        06/30/04         1.93%        32,245

Past performance is not predictive of future performance.



-----------------------------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURNS(A)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      YEAR-TO-DATE       SINCE
              CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR   2004         INCEPTION*
                1994     1995     1996     1997     1998     1999     2000     2001     2002     2003 (as of 6/30/04)(as of 6/30/04)
-----------------------------------------------------------------------------------------------------------------------------------
Oak Value Fund -1.54%   28.89%   28.99%   37.70%   18.93%   -3.12%   18.17%   -0.47%  -24.34%   32.11%    1.93%(B)     279.76%(B)
S&P 500 Index   1.32%   37.58%   22.96%   33.36%   28.58%   21.04%   -9.12%  -11.90%  -22.10%   28.69%    3.44%(B)     224.11%(B)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURNS(A)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   FOR THE PERIODS ENDED JUNE 30, 2004
                                                                                                               SINCE
                                                  ONE YEAR     THREE YEARS    FIVE YEARS     TEN YEARS       INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------
 Oak Value Fund ...............................     13.45%       -1.05%         1.93%          12.38%           12.36%
 S&P 500 Index ................................     19.11%       -0.69%        -2.20%          11.83%           10.81%
-----------------------------------------------------------------------------------------------------------------------------------

*    Inception date of the Oak Value Fund was January 18, 1993.
(A)  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(B)  Not annualized.

OAK VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
================================================================================
ASSETS
Investments in securities:
   At cost .................................................... $  191,057,241
                                                                ==============

   At market value (Note 1) ................................... $  261,544,835
Receivable for capital shares sold ............................        652,212
Dividends receivable ..........................................        173,665
Other assets ..................................................         36,021
                                                                --------------
   TOTAL ASSETS ...............................................    262,406,733
                                                                --------------

LIABILITIES
Payable for securities purchased ..............................      2,594,060
Payable for capital shares redeemed ...........................         36,022
Accrued investment advisory fees (Note 3) .....................        191,998
Payable to affiliate ..........................................         27,200
Other accrued expenses ........................................         69,905
                                                                --------------
   TOTAL LIABILITIES ..........................................      2,919,185
                                                                --------------

NET ASSETS .................................................... $  259,487,548
                                                                ==============


Net assets consist of:
Paid-in capital ...............................................  $ 203,802,512
Accumulated net realized losses
   from security transactions .................................    (14,802,558)
Net unrealized appreciation on investments ....................     70,487,594
                                                                --------------
Net assets ....................................................  $ 259,487,548
                                                                ==============


Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ........................      8,940,899
                                                                ==============


Net asset value, offering price and redemption price per
   share (Note 1) .............................................   $      29.02
                                                                ==============


See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004
================================================================================
INVESTMENT INCOME
Dividends .....................................................   $  1,857,037
Interest ......................................................         49,304
                                                                  ------------
   TOTAL INVESTMENT INCOME ....................................      1,906,341
                                                                  ------------

EXPENSES
Investment advisory fees (Note 3) .............................      2,346,203
Transfer agent and shareholder
   services fees (Note 3) .....................................        230,146
Administration fees (Note 3) ..................................        194,038
Trustees' fees and expenses ...................................         95,744
Postage and supplies ..........................................         92,215
Professional fees .............................................         85,802
Fund accounting fees (Note 3) .................................         50,161
Custodian fees ................................................         28,190
Insurance expense .............................................         21,013
Printing fees .................................................         15,798
Registration fees .............................................         13,953
Other expenses ................................................         77,407
                                                                  ------------
   TOTAL EXPENSES .............................................      3,250,670
                                                                  ------------

NET INVESTMENT LOSS ...........................................     (1,344,329)
                                                                  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions ................     (5,192,944)
Net change in unrealized appreciation/depreciation
   on investments .............................................     38,503,080
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..............     33,310,136
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....................   $ 31,965,807
                                                                  ============


See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                          YEAR          YEAR
                                                         ENDED          ENDED
                                                        JUNE 30,       JUNE 30,
                                                          2004           2003
--------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss .............................. $ (1,344,329)   $   (762,312)
Net realized losses from security transactions ...   (5,192,944)     (8,599,400)
Net change in unrealized appreciation/depreciation
   on investments ................................   38,503,080      12,178,162
                                                   ------------    ------------
Net increase in net assets from operations .......   31,965,807       2,816,450
                                                   ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ........................   86,650,844     101,301,189
Proceeds from redemption fees collected
   (Note 1) ......................................        1,864            --
Cost of shares redeemed .......................... (131,712,530)   (111,271,746)
                                                   ------------    ------------
Net decrease in net assets from capital
   share transactions ............................  (45,059,822)     (9,970,557)
                                                   ------------    ------------

NET DECREASE IN NET ASSETS .......................  (13,094,015)     (7,154,107)

NET ASSETS:
Beginning of year ................................  272,581,563     279,735,670
                                                   ------------    ------------
End of year ...................................... $259,487,548    $272,581,563
                                                   ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY:
Shares sold ......................................    3,151,677       4,427,573
Shares redeemed ..................................   (4,865,362)     (5,000,009)
                                                   ------------    ------------
Net decrease in shares outstanding ...............   (1,713,685)       (572,436)
Shares outstanding, beginning of year ............   10,654,584      11,227,020
                                                   ------------    ------------
Shares outstanding, end of year ..................    8,940,899      10,654,584
                                                   ============    ============


See accompanying notes to financial statements.


OAK VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
=====================================================================================================
                                               YEAR       YEAR        YEAR        YEAR        YEAR
                                               ENDED      ENDED       ENDED       ENDED       ENDED
                                              JUNE 30,   JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
                                               2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------
Net asset value beginning of year ........  $  25.58    $  24.92    $  30.74    $  25.13    $  27.96
                                            --------    --------    --------    --------    --------

Income from investment operations:
Net investment income (loss) .............     (0.15)      (0.07)      (0.10)      (0.03)       0.11
Net realized and unrealized gains
      (losses) on investments ............      3.59        0.73       (5.05)       5.88       (1.48)
                                            --------    --------    --------    --------    --------
Total from investment operations .........      3.44        0.66       (5.15)       5.85       (1.37)
                                            --------    --------    --------    --------    --------

Less distributions:
From net investment income ...............       --          --          --          --        (0.11)
From net realized gains from
   security transactions .................       --          --        (0.67)      (0.24)      (1.30)
In excess of net realized gains ..........       --          --          --          --        (0.05)
                                            --------    --------    --------    --------    --------
Total distributions ......................       --          --        (0.67)      (0.24)      (1.46)
                                            --------    --------    --------    --------    --------

Proceeds from redemption
   fees collected ........................      0.00(B)      --          --          --          --
                                            --------    --------    --------    --------    --------

Net asset value at end of year ........... $   29.02   $   25.58   $   24.92   $   30.74   $   25.13
                                           =========   =========   =========   =========   =========



Total return .............................     13.45%       2.65%     (16.81%)     23.32%      (7.91%)
                                           =========   =========   =========   =========   =========


Net assets at end of year (000's) ........ $ 259,488     272,582     279,736   $ 346,405  $  280,833
                                           =========   =========   =========   =========   =========


Ratio of expenses to
   average net assets (A) ................      1.25%       1.36%       1.23%       1.22%       1.13%

Ratio of net investment income
   (loss) to average net assets ..........     (0.52%)     (0.33%)     (0.36%)     (0.12%)      0.28%

Portfolio turnover rate ..................        24%         28%         63%         52%         22%

(A) Absent the use of earnings credits on cash balances, the ratios of expenses to average net assets would have been 1.24%, 1.23% and 1.14% for the years ended June 30, 2002, June 30, 2001, and June 30, 2000, respectively.

(B)  Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
================================================================================
   SHARES    COMMON STOCKS -- 99.3%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER RELATED -- 25.9%
  154,100    AutoZone, Inc. (a) ................................  $  12,343,410
  373,850    Cadbury Schweppes PLC - ADR .......................     13,114,658
  499,000    Constellation Brands, Inc. ........................
             - Class A (A) .....................................     18,527,870
  243,150    Ross Stores, Inc. .................................      6,506,694
  613,750    Zale Corp. (a) ....................................     16,730,825
                                                                  -------------
                                                                     67,223,457
                                                                  -------------
             DIVERSIFIED -- 15.7%
      115    Berkshire Hathaway, Inc. - Class A (A) ............     10,229,250
    5,413    Berkshire Hathaway, Inc. - Class B (A) ............     15,995,415
  595,150    Cendant Corp. .....................................     14,569,272
                                                                  -------------
                                                                     40,793,937
                                                                  -------------
             FINANCE RELATED -- 12.1%
  172,725    Ambac Financial Group, Inc. .......................     12,684,924
  189,600    Certegy, Inc. .....................................      7,356,480
  456,175    Equifax, Inc. .....................................     11,290,331
                                                                  -------------
                                                                     31,331,735
                                                                  -------------
             HEALTHCARE -- 2.9%
  158,605    Merck & Co., Inc. .................................      7,533,738
                                                                  -------------

             INSURANCE -- 12.6%
  202,975    AFLAC, Inc. .......................................      8,283,410
  200,000    PartnerRe, Ltd. ...................................     11,346,000
  172,325    XL Capital Ltd. - Class A .........................     13,003,644
                                                                  -------------
                                                                     32,633,054
                                                                  -------------
             MEDIA -- 14.9%
  239,125    Dow Jones & Co., Inc. .............................     10,784,538
  128,985    E.W. Scripps Co. (The) - Class A ..................     13,543,425
  812,425    Time Warner, Inc. (A) .............................     14,282,431
                                                                  -------------
                                                                     38,610,394

             TECHNOLOGY -- 5.9%
  308,075    Hewlett-Packard Co. ...............................      6,500,383
  375,700    IMS Health, Inc. ..................................      8,806,408
                                                                  -------------
                                                                     15,306,791
                                                                  -------------
             TELECOMMUNICATIONS -- 9.3%
  551,975    Comcast Corp. - Class A Special (A) ...............     15,240,030
  319,175    Cox Communications, Inc. - Class A (A) ............      8,869,873
                                                                  -------------
                                                                     24,109,903
                                                                  -------------

             TOTAL COMMON STOCKS (Cost $187,055,415)              $ 257,543,009
                                                                  -------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    CASH EQUIVALENTS -- 1.5%                                  VALUE
--------------------------------------------------------------------------------
 4,001,826   First American Government Obligations Fund - Class A
             (Cost $4,001,826) .................................  $   4,001,826
                                                                  -------------

             TOTAL INVESTMENTS AT VALUE -- 100.8%
             (Cost $191,057,241) ...............................  $ 261,544,835

             LIABILITIES IN EXCESS OF OTHER ASSETS--(0.8)%......    ( 2,057,287)
                                                                  -------------

             NET ASSETS-- 100.0% ...............................  $ 259,487,548
                                                                  =============

(a)  Non-income producing security.

 See accompanying notes to financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
================================================================================
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Oak Value Fund (the "Fund") is a diversified series of shares of Oak Value Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Massachusetts business trust on March 3, 1995. The Fund began operations on January 18, 1993 as a series of the Albemarle Investment Trust.

The Fund's investment objective is to seek capital appreciation primarily through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks traded in domestic and foreign markets.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2.00% if redeemed within 90 days of the date of purchase. For the period ended June 30, 2004, proceeds from redemption fees totaled $1,864.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy under the guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States (GAAP). These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. There were no distributions during the years ended June 30, 2004 and June 30, 2003.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2004:

--------------------------------------------------------------------------------
Cost of portfolio investments ...........................  $ 191,067,277
                                                           =============
Gross unrealized appreciation ...........................  $  75,344,282
Gross unrealized depreciation ...........................     (4,866,724)
                                                           -------------
Net unrealized appreciation .............................  $  70,477,558
                                                           -------------
Capital loss carryforwards ..............................    (14,792,522)
                                                           -------------
Total distributable earnings ............................  $  55,685,036
                                                           =============
--------------------------------------------------------------------------------
As of June 30, 2004, the Fund had a capital loss carryforward of $14,792,522, of which $1,025,305 expires June 30, 2011 and $13,767,217 expires June 30, 2012.
The capital  loss  carryforward  may be  utilized in future  years to offset net
realized   capital  gains,  if  any,  prior  to   distributing   such  gains  to
shareholders.

RECLASSIFICATION OF CAPITAL ACCOUNTS - For the year ended June 30, 2004, the Fund reclassified its net investment loss of $1,344,329 against paid-in-capital on the Statement of Assets and Liabilities. This reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net asset value per share.

2. INVESTMENT TRANSACTIONS

During the year ended June 30, 2004, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $60,393,520 and $88,028,899, respectively.

3. TRANSACTIONS WITH AFFILIATES

The Fund's  investments are managed by Oak Value Capital  Management,  Inc. (the
"Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting services agent. Such trustees and officers receive no direct payments or fees from the Trust for serving as officers.

Under the terms of the Administration Agreement with the Trust, Ultimus provides non-investment related statistical and research data, internal regulatory
compliance   services  and  executive  and  administrative
services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $50 million, .075% of such assets from $50 million to $200 million and .05% of such assets in excess of $200 million, provided, however, that the minimum fee is $2,000 per month.

Under the terms of the Transfer Agency Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $16 per account, provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. Accordingly, during the year ended June 30, 2004, Ultimus was paid $77,024 for transfer agent fees. The Fund has entered into agreements with service providers to provide record keeping, processing, shareholder communications and other services to the Fund. These services would be provided by the Fund if the shares were held in accounts registered directly with the Fund's transfer agent. Accordingly, the Fund pays a fee to such service providers in an amount equivalent to or less than the per account fee paid to the transfer agent. During the year ended June 30, 2004, the Fund paid $153,122 for such services. These fees are reflected as "Transfer agent and shareholder servicing fees" on the Statement of Operations.

Under the terms of the Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains such books and records as are necessary to enable the Administrator to perform its duties. For these services, the Fund pays Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets up to $500 million and .005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

4. BANK LINE OF CREDIT

The Fund has an unsecured $25,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. As of June 30, 2004, the Fund had no outstanding borrowings under the line of credit.

5.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Trustees of the Oak Value Fund of the Oak Value Trust:

We have audited the accompanying statement of assets and liabilities of the Oak Value Fund, (the "Fund"), a series of the Oak Value Trust, including the schedule of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended June 30, 2001 and June 30, 2000 were audited by other auditors whose report, dated August 3, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oak Value Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
August 13, 2004


TRUSTEES AND OFFICERS
======================================================================================================================
OFFICERS AND INTERESTED TRUSTEES. The table below sets forth certain information about each of the Trust's Interested
Trustees,  as well as its executive officers.

----------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                            TERM OF                                        PORTFOLIOS       OTHER
                          POSITION(S)    OFFICE; TERM                                       IN FUND     DIRECTORSHIPS1
                           HELD WITH       SERVED IN         PRINCIPAL OCCUPATION(S)        COMPLEX        HELD BY
NAME, ADDRESS, AND AGE       TRUST           OFFICE            DURING PAST 5 YEARS          OVERSEEN       TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Larry D. Coats, Jr.*       Trustee and      Indefinite;      President, Chief Executive         1            None
3100 Tower Blvd.           President        Since:           Officer and Portfolio Manager
Suite. 700                                  July 2003        with   Oak   Value  Capital
Durham, NC 27707                                             Management,  Inc; Prior  to
Age: 44                                                      July 2003  Executive   Vice
                                                             President   and   Portfolio
                                                             Manager   with  Oak   Value
                                                             Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Matthew F. Sauer*          Trustee and      Indefinite;      For more than the past five        1            None
3100 Tower Blvd.           Vice President   Since:           years, Mr. Sauer has been
Suite 700                                   February 2002    Senior Vice President, Director
Durham, NC 27707                                             of Research and Portfolio
Age: 42                                                      Manager with Oak Value
                                                             Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey           Vice President   Indefinite;      For more than the past five        1            None
135 Merchant Street                         Since:           years, Mr. Dorsey has been a
Suite 230                                   July 2003        Managing Director of Ultimus
Cincinnati, OH 45246                                         Fund Solutions, LLC and
Age: 47                                                      Ultimus Fund Distributors,
                                                             LLC; the Fund's principal
                                                             underwriter.
----------------------------------------------------------------------------------------------------------------------
Mark J. Seger              Treasurer        Indefinite;      For more than the past five        1           None
135 Merchant Street                         Since:           years, Mr. Seger has been a
Suite 230                                   July 2003        Managing Director of Ultimus
Cincinnati, OH 45246                                         Fund Solutions, LLC and
Age: 42                                                      Ultimus Fund Distributors, LLC.
----------------------------------------------------------------------------------------------------------------------
John F. Splain             Secretary        Indefinite;      For more than the past five        1           None
135 Merchant Street                         Since:           years, Mr. Splain has been a
Suite 230                                   July 2003        Managing Director of Ultimus
Cincinnati, OH 45246                                         Fund Solutions, LLC and
Age: 47                                                      Ultimus Fund Distributors, LLC.
----------------------------------------------------------------------------------------------------------------------
*    Messrs. Coats and Sauer may  each be deemed to be  an "interested person," as defined  by  the 1940 Act, because of their employment with Oak Value Capital Management, Inc., the investment adviser to the Trust.
1    Directorships held in (1) any other investment companies  registered under the 1940 Act, (2) any company with a class  of  securities  registered pursuant to Section 12 of the  Securities  Exchange Act of 1934,
     as amended (the  "Exchange  Act") or (3) any company subject to the requirements of Section 15(d) of the
     Exchange Act.





                                                                                                          19


INDEPENDENT  TRUSTEES.  The following table sets forth certain information about the Trust's Independent Trustees.

----------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                            TERM OF                                        PORTFOLIOS       OTHER
                          POSITION(S)    OFFICE; TERM                                       IN FUND     DIRECTORSHIPS1
                           HELD WITH       SERVED IN         PRINCIPAL OCCUPATION(S)        COMPLEX        HELD BY
NAME, ADDRESS, AND AGE       TRUST           OFFICE            DURING PAST 5 YEARS          OVERSEEN       TRUSTEE
----------------------------------------------------------------------------------------------------------------------
C.  Russell  Bryan         Trustee          Indefinite;      For more than the past five         1           None
112 Tryon Plaza                             Since:           years,  Mr. Bryan has been a
Suite 1500                                  May 1995         Managing Director of
Charlotte, NC 28284                                          Brookwood Associates, L.L.C.
Age: 44                                                      (an investment banking firm).
----------------------------------------------------------------------------------------------------------------------
John M. Day                Trustee          Indefinite;      For more than the past five         1           None
5151 Glenwood Ave.                          Since:           years, Mr. Day has been
Raleigh, NC 27612                           May 1995         Managing Partner, Maynard
Age: 50                                                      Capital Partners (an
                                                             investment firm).
----------------------------------------------------------------------------------------------------------------------
Joseph T. Jordan, Jr.      Trustee          Indefinite;      For more than the past five         1       Director of
1816 Front Street                           Since:           years, Mr. Jordan has served                  Cardinal
Suite 320                                   May 1995         as the President of Practice                 State Bank
Durham, NC 27705                                             Management Services, Inc. (a
Age: 58                                                      medical practice management
                                                             firm).
----------------------------------------------------------------------------------------------------------------------
Charles T. Manatt, Esq.    Trustee          Indefinite;      Founder,  Manatt,  Phelps  &        1           None
700 12th Street, N.W.                       Since:           Phillips, L.L.P. (a law firm);
Suite 1100                                  February 2002    from  1999-2001, served  as
Washington, DC 20005                                         U.S. Ambassador  to  the
Age: 68                                                      Dominican  Republic.
----------------------------------------------------------------------------------------------------------------------
1    Directorships held in (1) any other investment  companies  registered under the 1940 Act, (2) any company with a class of securities  registered pursuant to Section 12 of the  Securities  Exchange  Act of 1934, as amended
     (the  "Exchange  Act") or (3) any company  subject  to the  requirements  of Section 15(d) of the Exchange Act.

The  Statement  of  Additional  Information ("SAI") includes  additional information about the Trust's Trustees and officers.  To obtain a copy of the SAI, without charge, call (800) 622-2474.

                      This page intentionally left blank.

                              OAK VALUE FUND

                              INVESTMENT ADVISER
                              Oak Value Capital Management, Inc.
                              3100 Tower Boulevard, Suite 700
                              Durham, North Carolina 27707
                              1-800-680-4199
                              www.oakvaluefund.com

                              ADMINISTRATOR
                              Ultimus Fund Solutions, LLC
                              135 Merchant Street, Suite 230
                              Cincinnati, Ohio 45246

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                              250 East Fifth Street
                              Suite 1900
                              Cincinnati, Ohio 45202

                              CUSTODIAN
                              US Bank, N.A.
                              425 Walnut Street
                              Cincinnati, Ohio 45202

                              BOARD OF TRUSTEES
                              C. Russell Bryan
                              Larry D. Coats, Jr.
                              John M. Day
                              Joseph T. Jordan, Jr.
                              Charles T. Manatt
                              Matthew F. Sauer

                              OFFICERS
                              Larry D. Coats, Jr., President
                              Matthew F. Sauer, Vice President
                              Robert G. Dorsey, Vice President
                              Mark J. Seger, Treasurer
                              John F. Splain, Secretary

     This report is for the information of the shareholders of the Oak Value Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     A  description  of the policies and  procedures  that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-622-2474, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-622-2474, or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 10(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended. The registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joseph T. Jordan, Jr. Mr. Jordan is "independent" for purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $21,000 with respect to the registrant's fiscal year ended June 30, 2004. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements were $14,900 with respect to the registrant's fiscal year ended June 30, 2003.


     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.


     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,500 and $1,500 with respect to the registrant's fiscal years ended June 30, 2004 and 2003, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.


     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.


     (g) No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable


ITEM 6. SCHEDULE OF INVESTMENTS.


Not applicable


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH      Code of Ethics


Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)            Oak Value Trust
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Larry D. Coats, Jr.
                           -----------------------------------------------------
                           Larry D. Coats, Jr., President

Date   August 20, 2004
     -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Larry D. Coats, Jr.
                           -----------------------------------------------------
                           Larry D. Coats, Jr., President

Date   August 20, 2004
     -------------------------


By (Signature and Title)*  /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer

Date   August 20, 2004
     -------------------------

* Print the name and title of each signing officer under his or her signature.